Condensed interim consolidated statement of changes in equity - USD ($)	Share capital	Share Premium	Share-based compensation reserve	Reserve for disposal group held for sale	Foreign currency translation reserve	Other reserve	Accumulated losses	Equity/(deficit) attributable to equity holders of the Parent Company	Non-controlling interests	Total
Beginning Balance at Dec. 31, 2023	$ 16,979	$ 347,295,152	$ 507,677	$ 2,106,737	$ (11,466,066)		$ (329,506,304)	$ 8,954,175	$ (3,039,317)	$ 5,914,858
Profit or (Loss) for the period							(5,692,847)	(5,692,847)		(5,692,847)
Other comprehensive loss for the period				98,234	(4,811,761)			(4,713,527)		(4,713,527)
Total comprehensive loss for the period				98,234	(4,811,761)		(5,692,847)	(10,406,374)		(10,406,374)
Issuance of shares	6,006	2,396,351						2,402,357		2,402,357
Employee share scheme reserve			(40,614)					(40,614)		(40,614)
Ending Balance at Jun. 30, 2024	22,985	349,691,503	467,063	2,204,971	(16,277,827)		(335,199,151)	909,544	(3,039,317)	(2,129,773)
Beginning Balance at Dec. 31, 2023	16,979	347,295,152	507,677	2,106,737	(11,466,066)		(329,506,304)	8,954,175	(3,039,317)	5,914,858
Conversion of convertible notes		145,952,505
Recapitalizations costs		121,077,329
Costs attributable to the issuance of shares in connection with the business combination		(8,467,766)
Ending Balance at Dec. 31, 2024	24,746	353,883,768	564,127	2,372,514	(16,603,786)	$ 1,886,000	(339,845,041)	2,282,328	(2,970,273)	(687,945)
Profit or (Loss) for the period							432,200	432,200		432,200
Other comprehensive loss for the period					(1,400,601)			(1,400,601)		(1,400,601)
Total comprehensive loss for the period					(1,400,601)		432,200	(968,401)		(968,401)
Issuance of shares	166	295,559						295,725		295,725
Other reserves						2,000,000		2,000,000		2,000,000
Conversion of convertible notes		145,952,505
Recapitalizations costs		121,077,329
Costs attributable to the issuance of shares in connection with the business combination		(8,467,766)
Employee share scheme reserve			67,502					67,502		67,502
Ending Balance at Jun. 30, 2025	$ 24,912	$ 354,179,327	$ 631,629	$ 2,372,514	$ (18,004,387)	$ 3,886,000	$ (339,412,841)	$ 3,677,154	$ (2,970,273)	$ 706,881